Absolute Strategies Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Exchange-Traded Funds — 22.45% Shares Fair Value
Absolute Select Value ETF
(a)
39,364 $ 1,179,779
Amplify Junior Silver Miners ETF 2,000 22,640
VanEck Vectors Gold Miners ETF 4,000 135,720
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,259,285) 1,338,139
Collateralized Mortgage Obligations — 1.91%
Principal
Amount
Adjustable Rate Mortgage Trust, Series 2006-1 3A3, 4.56%,
3/25/2036
(b)
$ 9,753 8,478
Adjustable Rate Mortgage Trust, Series 2005-12 2A1, 4.92%,
3/25/2036
(b)
24,491 17,076
Alternative Loan Trust, Series 2005-50CB 2A1, 5.50%,
11/25/2035
(b)
8,034 6,388
Banc of America Funding, Series 2006-E 2A1, 5.60%, 6/20/2036
(b)
5,963 5,225
Banc of America Funding, Series 2007-E 4A1, 4.48%, 7/20/2047
(b)
13,308 12,302
CHL Mortgage Pass-Through Trust, Series 2007-HY5 1A1,
4.75%, 9/25/2047
(b)
11,950 8,912
CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12,
6.00%, 12/25/2036
(b)
22,850 19,578
CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6, 5.75%,
4/25/2037
(b)
9,046 8,146
IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1,
3.94%, 9/25/2036
(b)
26,484 16,784
JPMorgan Mortgage Trust, Series 2007-A2 4A1M, 4.54%,
4/25/2037
(b)
6,131 4,812
Structured Adjustable Rate Mortgage Loan, Series 2007-3 3A1,
4.80%, 4/25/2047
(b)
13,190 5,992
Total Collateralized Mortgage Obligations
    (Cost $98,343) 113,693
Money Market Funds - 46.32% Shares
First American Treasury Obligations Fund, Class X, 5.21%
(c)
2,760,637 2,760,637
TOTAL MONEY MARKET FUNDS
    (Cost $2,760,637) 2,760,637
Total Investments — 70.68%
    (Cost $4,118,265) 4,212,469
Other Assets in Excess of Liabilities  —  29.32% 1,747,169
Net Assets — 100.00% $ 5,959,638
(a) Affiliated Company.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2024.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.

Absolute Strategies Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
ETF - Exchange Traded Fund

Absolute Strategies Fund
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)
Common Stocks - Short - (2.32) % Shares Fair Value
Consumer Discretionary - (2.32)%
Tesla, Inc. (700) $ (138,516)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $158,187) (138,516)
TOTAL SECURITIES SOLD SHORT - (2.32)%
(Proceeds Received $158,187 ) (138,516)

Absolute Strategies Fund
Schedule of Futures Contracts
June 30, 2024 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Depreciation
SHORT CONTRACTS
E-mini Dow Jones Industrial Average Index
Future (10) September 2024 $ (1,973,450) $ (4,330)

Absolute Capital Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 76.09% Shares Fair Value
Communications — 10.07%
Alphabet, Inc., Class A
(a)
17,013 $ 3,098,918
Meta Platforms, Inc., Class A
(b)
5,204 2,623,961
Paramount Global, Class B 10,216 106,144
Spark Networks SE - ADR
(a)
3,667 —
Spotify Technology SA
(a)
1,072 336,383
Warner Bros. Discovery, Inc.
(a)
24,000 178,560
6,343,966
Consumer Discretionary — 14.84%
Alibaba Group Holding Ltd. - ADR 1,777 127,944
Amazon.com, Inc.
(a)
14,495 2,801,159
CarMax, Inc.
(a)
17,678 1,296,504
Carvana Co.
(a)
1,000 128,720
Fisker, Inc.
(a)
7,480 120
General Motors Co.
(b)
54,184 2,517,388
Hasbro, Inc. 12,871 752,954
Las Vegas Sands Corp. 15,577 689,282
Lowe's Companies, Inc. 4,721 1,040,792
9,354,863
Consumer Staples — 6.11%
Diageo PLC - ADR 8,108 1,022,256
Dollar Tree, Inc.
(a)
9,284 991,253
Philip Morris International, Inc. 18,154 1,839,545
3,853,054
Energy — 5.13%
Berkshire Hathaway, Inc., Class B
(a)
4,821 1,961,183
EOG Resources, Inc. 5,237 659,181
Occidental Petroleum Corp.
(b)
9,695 611,076
3,231,440
Financials — 13.62%
American Express Co. 7,685 1,779,462
Aon PLC, Class A 3,412 1,001,695
Charles Schwab Corp. (The) 27,366 2,016,601
Intercontinental Exchange, Inc. 9,898 1,354,937
JPMorgan Chase & Co. 6,969 1,409,550
PPG Industries, Inc. 8,126 1,022,982
8,585,227
Health Care — 2.80%
Becton, Dickinson and Co. 7,540 1,762,173
Industrials — 6.45%
Hayward Holdings, Inc.
(a)
29,625 364,388
Jacobs Solutions, Inc. 11,257 1,572,715
Keysight Technologies, Inc.
(a)
7,727 1,056,667
PACCAR, Inc. 10,429 1,073,561
4,067,331

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
.
Common Stocks — 76.09% - continued Shares Fair Value
Technology — 17.07%
Analog Devices, Inc. 4,509 $ 1,029,224
Apple, Inc. 15,107 3,181,837
Arista Networks, Inc.
(a)
3,946 1,382,994
Motorola Solutions, Inc. 2,122 819,198
Oracle Corp. 7,475 1,055,470
Salesforce.com, Inc. 5,794 1,489,637
Visa, Inc., Class A 6,863 1,801,332
10,759,692
TOTAL  COMMON STOCKS
  (Cost $30,306,564) 47,957,746
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 1.54%
SPDR S&P 500 ETF Trust 788 $ 42,884,536 $ 560.00
September
2024 $ 604,396
SPDR S&P 500 ETF Trust 1,308 71,183,976 575.00
September
2024 362,316
TOTAL CALL OPTIONS PURCHASED
    (Cost 1,239,807) 966,712
PUT OPTIONS PURCHASED — 1.33%
SPDR S&P 500 ETF Trust 2,096 114,068,512 435.00
September
2024 140,432
SPDR S&P 500 ETF Trust 1,050 57,143,100 475.00
September
2024 143,850
SPDR S&P 500 ETF Trust 1,467 79,837,074 515.00
September
2024 555,993
TOTAL PUT OPTIONS PURCHASED
    (Cost 1,021,834) 840,275
Money Market Funds - 26.02% Shares
First American Treasury Obligations Fund, Class X, 5.21%
(c)
16,398,773 16,398,773
TOTAL MONEY MARKET FUNDS
    (Cost $16,398,773) 16,398,773
Total Investments — 104.98%
    (Cost $48,966,978) 66,163,506
Liabilities in Excess of Other Assets  —  (4.98)% (3,141,246)
Net Assets — 100.00% $ 63,022,260
(a) Non-income producing security.
(b) All or a portion of security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
ADR - American Depositary Receipt
ETF - Exchange Traded Fund

Absolute Capital Opportunities Fund
Schedule of Written Options
June 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (6.65)%
Meta Platforms, Inc. (16) $ (806,752) $ 300.00
September
2024 $ (333,920)
SPDR S&P 500 ETF Trust (839) (45,660,058) 520.00
December
2024 (3,866,112)
Total Written Call Options (Premiums Received $4,077,848) (4,200,032)
Written Put Options (0.41)%
General Motors Co. (125) (580,750) 40.00 June 2025 (28,750)
Occidental Petroleum Corp. (33) (207,999) 55.00 June 2025 (7,722)
SPDR S&P 500 ETF Trust (2,518) 450.00
September
2024 (219,066)
Total Written Put Options (Premiums Received $376,301) (255,538)
Total Written Options (Premiums Received $4,454,149) (4,455,570)

Absolute Convertible Arbitrage Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Mutual Funds — 2.79% Shares Fair Value
Absolute Flexible Fund
(a)
2,631,442 $ 26,577,561
TOTAL  MUTUAL FUNDS
  (Cost $26,602,101) 26,577,561
Preferred Stocks — 2.23%
Consumer Staples — 0.87%
Spectrum Brands, Inc.
(b)
8,500,000 8,228,000
Technology — 1.36%
Veeco Instruments, Inc.
(b)
7,500,000 12,951,777
TOTAL  PREFERRED STOCKS
  (Cost $16,300,144) 21,179,777
Convertible Bonds — 84.38%
Principal
Amount
Communications — 2.36%
AMC Networks, Inc., 4.25%, 2/15/2029
(c)
$ 3,500,000 3,371,707
Fiverr International Ltd., 6.25%, 11/1/2025 6,000,000 5,553,600
Magnite, Inc., 0.25%, 3/15/2026 6,500,000 5,931,433
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 7,707,624
22,564,364
Consumer Discretionary — 10.16%
Chegg, Inc., 6.87%, 9/1/2026 5,000,000 3,981,526
Cracker Barrel Old Country Store, Inc., 0.63%, 6/15/2026 10,339,000 9,186,275
Freshpet, Inc., 3.00%, 4/1/2028
(c)
5,000,000 9,918,194
Guess? Inc., 3.75%, 4/15/2028
(c)
6,750,000 7,479,000
LCI Industries, 1.13%, 5/15/2026 8,382,000 7,897,939
Live Nation Entertainment, Inc., 3.13%, 1/15/2029
(c)
10,000,000 11,079,217
Luminar Technologies, Inc., 1.25%, 12/15/2026
(c)
4,000,000 1,574,000
NCL Corp Ltd., 1.13%, 2/15/2027 6,175,000 5,764,745
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 13,296,192
Stride, Inc., 1.13%, 9/1/2027 8,502,000 12,191,868
Wayfair, Inc., 3.25%, 9/15/2027
(c)
5,000,000 5,756,005
Winnebago Industries, Inc., 1.50%, 4/1/2025 5,000,000 5,096,197
Winnebago Industries, Inc., 3.25%, 1/15/2030
(c)
3,600,000 3,361,500
96,582,658
Consumer Staples — 2.04%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/2028
(c)
7,000,000 7,800,525
MGP Ingredients, Inc., 1.88%, 11/15/2041 6,000,000 6,112,500
Post Holdings, Inc., 2.50%, 8/15/2027 5,000,000 5,507,500
19,420,525
Energy — 2.20%
Green Plains, Inc., 2.25%, 3/15/2027 9,112,000 8,115,767
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(c)
5,000,000 5,334,415
Northern Oil and Gas, Inc., 3.63%, 4/15/2029
(c)
5,000,000 5,773,750

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Convertible Bonds — 84.38% - continued
Principal
Amount
Energy — 2.20% - continued
Stem, Inc., 4.25%, 4/1/2030
(c)
$ 4,000,000 $ 1,673,600
20,897,532
Financials — 1.45%
Encore Capital Group, Inc., 4.00%, 3/15/2029
(c)
1,000,000 927,000
Encore Capital Group, Inc., 4.00%, 3/15/2029
(c)
9,250,000 8,574,750
EZCORP, Inc., 3.75%, 12/15/2029
(c)
3,750,000 4,323,506
13,825,256
Health Care — 16.91%
Accuray, Inc., 3.75%, 6/1/2026 10,000,000 8,971,041
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/2029
(c)
5,000,000 4,793,945
Artivion, Inc., 4.25%, 7/1/2025 6,000,000 7,370,221
CONMED Corp., 2.25%, 6/15/2027
(c)
10,000,000 8,955,133
Cutera, Inc., 2.25%, 6/1/2028
(c)
3,000,000 613,501
Enovis Corp., 3.88%, 10/15/2028
(c)
11,000,000 11,594,000
Exact Sciences Corp., 0.38%, 3/15/2027 9,595,000 8,362,750
Gossamer Bio, Inc., 5.00%, 6/1/2027 3,750,000 1,838,353
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028
(c)
11,000,000 12,254,990
Inotiv, Inc., 3.25%, 10/15/2027 1,500,000 588,298
Integer Holdings Corp., 2.13%, 2/15/2028
(c)
13,000,000 18,622,500
iRhythm Technologies, Inc., 1.50%, 9/1/2029
(c)
3,500,000 3,519,250
Jazz Investments I Ltd., 2.00%, 6/15/2026 6,000,000 5,785,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027
(c)
10,530,000 13,134,919
LivaNova USA, Inc., 2.50%, 3/15/2029 6,500,000 6,899,166
MannKind Corp., 2.50%, 3/1/2026 4,000,000 4,826,000
Merit Medical Systems, Inc., 3.00%, 2/1/2029
(c)
13,000,000 15,242,500
Pacira BioSciences, Inc., 2.13%, 5/15/2029
(c)
7,000,000 6,975,500
PetIQ, Inc., 4.00%, 6/1/2026 8,157,000 8,705,301
Repligen Corp., 1.00%, 12/15/2028
(c)
7,500,000 7,087,469
Varex Imaging Corp., 4.00%, 6/1/2025 5,000,000 5,046,875
161,187,212
Industrials — 14.11%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028
(c)
13,300,000 13,933,632
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 8,185,000 7,509,768
Alarm.com Holdings, Inc., 2.25%, 6/1/2029 3,550,000 3,489,888
Axon Enterprise, Inc., 0.50%, 12/15/2027
(c)
10,500,000 14,459,282
Fluor Corp., 1.13%, 8/15/2029
(c)
11,867,000 13,578,815
Granite Construction, Inc., 3.75%, 5/15/2028
(c)
11,000,000 15,999,500
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 10,000,000 10,757,500
Itron, Inc., 3.53%, 3/15/2026 9,000,000 9,085,500
Itron, Inc., 1.38%, 7/15/2030
(c)
2,000,000 1,984,000
John Bean Technologies Corp., 0.25%, 5/15/2026 9,000,000 8,285,400
Mesa Laboratories, Inc., 1.38%, 8/15/2025 7,982,000 7,539,614
Rocket Lab USA, Inc., 4.25%, 2/1/2029
(c)
6,000,000 7,023,750
Tetra Tech, Inc., 2.25%, 8/15/2028
(c)
11,501,000 13,533,509

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Convertible Bonds — 84.38% - continued
Principal
Amount
Industrials — 14.11% - continued
Xometry, Inc., 1.00%, 2/1/2027 $ 9,500,000 $ 7,148,470
134,328,628
Materials — 0.85%
Century Aluminum Co, 2.75%, 5/1/2028 2,395,000 2,636,895
SSR Mining, Inc., 2.50%, 4/1/2039 6,000,000 5,445,900
8,082,795
Real Estate — 0.49%
Redfin Corp., 0.50%, 4/1/2027 3,000,000 1,669,264
Rexford Industrial Realty LP, 4.38%, 3/15/2027 1,500,000 1,478,250
Rexford Industrial Realty LP, 4.13%, 3/15/2029 1,500,000 1,465,500
4,613,014
Technology — 32.45%
Altair Engineering, Inc., 1.75%, 6/15/2027
(c)
8,000,000 11,665,597
Bandwidth, Inc., 0.25%, 3/1/2026 2,053,000 1,831,769
Bandwidth, Inc., 0.50%, 4/1/2028 7,240,000 5,500,182
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 10,327,000
BlackLine, Inc., 1.00%, 6/1/2029
(c)
8,500,000 8,279,000
Box, Inc., (5.52)%, 1/15/2026 7,000,000 8,060,500
Confluent, Inc., 5.86%, 1/15/2027 6,000,000 5,196,000
CSG Systems International, Inc., 3.88%, 9/15/2028
(c)
8,000,000 7,452,000
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026 8,000,000 6,780,000
Dropbox, Inc., 0.65%, 3/1/2026 9,000,000 8,424,000
Envestnet, Inc., 2.63%, 12/1/2027
(c)
11,000,000 11,841,500
Fastly, Inc., 6.14%, 3/15/2026 8,000,000 7,260,000
Global Payments, Inc., 1.50%, 3/1/2031
(c)
6,468,000 5,953,794
GoPro, Inc., 1.25%, 11/15/2025 5,600,000 5,236,000
IMAX Corp., 0.50%, 4/1/2026 10,345,000 9,678,782
Impinj, Inc., 1.13%, 5/15/2027 9,000,000 13,966,408
Infinera Corp., 2.50%, 3/1/2027 13,000,000 13,311,905
InterDigital, Inc., 3.50%, 6/1/2027
(c)
6,830,000 10,593,636
Lumentum Holdings, Inc., 0.50%, 12/15/2026 10,000,000 9,055,952
Mitek Systems, Inc., 0.75%, 2/1/2026 5,682,000 5,392,278
MKS Instruments, Inc., 1.25%, 6/1/2030
(c)
10,500,000 11,231,711
ON Semiconductor Corp., 0.50%, 3/1/2029
(c)
7,221,000 6,944,797
PagerDuty, Inc., 1.50%, 10/15/2028
(c)
11,500,000 12,408,256
Progress Software Corp., 1.00%, 4/15/2026 10,350,000 10,894,420
Progress Software Corp., 3.50%, 3/1/2030
(c)
5,000,000 5,107,917
PROS Holdings, Inc., 2.25%, 9/15/2027 10,419,000 10,179,363
Q2 Holdings, Inc., 0.13%, 11/15/2025 4,500,000 4,228,512
Q2 Holdings, Inc., 0.75%, 6/1/2026 4,000,000 3,990,957
Rapid7, Inc., 0.25%, 3/15/2027 6,000,000 5,391,714
Semtech Corp., 1.63%, 11/1/2027 8,000,000 8,452,000
SMART Global Holdings, Inc., 2.25%, 2/15/2026 7,000,000 8,879,500
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(c)
6,500,000 8,092,500
Veradigm, Inc., 0.88%, 1/1/2027 7,500,000 8,088,750

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Convertible Bonds — 84.38% - continued
Principal
Amount
Technology — 32.45% - continued
Verint Systems, Inc., 0.25%, 4/15/2026 $ 8,495,000 $ 7,874,865
Veritone, Inc., 1.75%, 11/15/2026 4,000,000 1,436,020
Vertex, Inc., 0.75%, 5/1/2029
(c)
2,500,000 2,990,905
Vishay Intertechnology, Inc., 2.25%, 9/15/2030
(c)
11,000,000 10,444,500
Wolfspeed, Inc., 0.25%, 2/15/2028 5,000,000 2,972,500
Workiva, Inc., 1.13%, 8/15/2026 9,175,000 10,179,663
Workiva, Inc., 1.25%, 8/15/2028
(c)
3,500,000 3,111,500
308,706,653
Utilities — 1.36%
Ormat Technologies, Inc., 2.50%, 7/15/2027
(c)
13,000,000 12,909,000
TOTAL CONVERTIBLE BONDS
    (Cost $789,588,320) 803,117,637
Money Market Funds - 9.56% Shares
First American Treasury Obligations Fund, Class X, 5.21%
(d)
90,995,663 90,995,663
TOTAL MONEY MARKET FUNDS
    (Cost $90,995,663) 90,995,663
Total Investments — 98.96%
    (Cost $923,486,228) 941,870,638
Other Assets in Excess of Liabilities  —  1.04% 9,935,984
Net Assets — 100.00% $ 951,806,622
(a) Affiliated Company.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(d) Rate disclosed is the seven day effective yield as of June 30, 2024.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)
Common Stocks - Short - (37.10) % Shares Fair Value
Communications - (0.44)%
AMC Networks, Inc., Class A (211,000) $ (2,038,260)
Fiverr International Ltd. (2,724) (63,823)
IMAX Corp. (109,811) (1,841,530)
Magnite, Inc. (4,000) (53,160)
Upwork, Inc. (17,035) (183,127)
(4,179,900)
Consumer Discretionary - (6.12)%
Axon Enterprise, Inc. (38,539) (11,339,715)
Chegg, Inc. (1,500) (4,740)
Cracker Barrel Old Country Store, Inc. (11,711) (493,736)
Freshpet, Inc. (58,860) (7,615,895)
Guess? Inc. (212,419) (4,333,348)
LCI Industries (21,156) (2,187,107)
Live Nation Entertainment, Inc. (68,307) (6,403,098)
Luminar Technologies, Inc. (187,000) (278,630)
Norwegian Cruise Lines Holdings Ltd. (85,600) (1,608,424)
Patrick Industries, Inc. (84,000) (9,118,200)
Stride, Inc. (121,483) (8,564,552)
Wayfair, Inc., Class A (52,850) (2,786,781)
Winnebago Industries, Inc. (64,550) (3,498,610)
(58,232,836)
Consumer Staples - (1.47)%
Chefs' Warehouse, Inc. (The) (108,392) (4,239,211)
MGP Ingredients, Inc. (37,973) (2,825,191)
Post Holdings, Inc. (34,400) (3,583,104)
Spectrum Brands Holdings, Inc. (38,363) (3,296,533)
(13,944,039)
Energy - (0.65)%
Green Plains, Inc. (130,000) (2,061,800)
Northern Oil and Gas, Inc. (95,722) (3,557,986)
Stem, Inc. (535,815) (594,755)
(6,214,541)
Financials - (0.73)%
Encore Capital Group, Inc. (101,000) (4,214,730)
EZCORP, Inc., Class A (259,000) (2,711,730)
(6,926,460)
Health Care - (6.87)%
Accuray, Inc. (430,022) (782,640)
Amphastar Pharmaceuticals, Inc. (55,806) (2,232,240)
CONMED Corp. (25,118) (1,741,180)
CryoLife, Inc. (125,000) (3,206,250)
Cutera, Inc. (15,000) (22,650)
Exact Sciences Corp. (28,581) (1,207,547)
Gossamer Bio, Inc. (121,000) (109,009)
Halozyme Therapeutics, Inc. (120,100) (6,288,435)
Inotiv, Inc. (9,800) (16,268)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2024 (Unaudited)
Common Stocks - Short - (37.10)% - continued Shares Fair Value
Integer Holdings Corp. (129,180) $ (14,957,752)
iRhythm Technologies, Inc. (16,015) (1,723,855)
Jazz Pharmaceuticals PLC (17,798) (1,899,581)
Lantheus Holdings, Inc. (88,800) (7,129,752)
LivaNova PLC (64,200) (3,519,444)
MannKind Corp. (389,400) (2,032,668)
Merit Medical Systems, Inc. (105,419) (9,060,763)
Pacira Pharmaceuticals, Inc. (113,898) (3,258,622)
PetIQ, Inc., Class A (98,450) (2,171,807)
Repligen Corp. (21,221) (2,675,119)
Varex Imaging Corp. (89,015) (1,311,191)
(65,346,773)
Industrials - (7.53)%
Advanced Energy Industries, Inc. (62,043) (6,747,797)
Alarm.com Holdings, Inc. (36,435) (2,315,080)
Enovis Corp. (136,918) (6,188,694)
Fluor Corp. (189,633) (8,258,517)
Granite Construction, Inc. (190,865) (11,827,905)
Greenbrier Companies, Inc. (The) (124,111) (6,149,700)
Itron, Inc. (42,053) (4,161,565)
John Bean Technologies Corp. (14,817) (1,407,170)
Mesa Laboratories, Inc. (5,600) (485,912)
Rocket Lab USA, Inc. (909,000) (4,363,200)
SMART Global Holdings, Inc. (449,571) (10,281,688)
Tetra Tech, Inc. (43,079) (8,808,794)
Xometry, Inc. (63,172) (730,268)
(71,726,290)
Materials - (0.20)%
Century Aluminum Co. (93,000) (1,557,750)
SSR Mining, Inc. (73,000) (329,230)
(1,886,980)
Real Estate - (0.07)%
Redfin Corp. (7,500) (45,075)
Rexford Industrial Realty, Inc. (12,900) (575,211)
(620,286)
Technology - (12.38)%
Allscripts Healthcare Solutions, Inc. (150,000) (1,425,000)
Altair Engineering, Inc., Class A (87,000) (8,532,961)
Bandwidth, Inc., Class A (12,334) (208,198)
Bentley Systems, Inc., Class B (54,484) (2,689,330)
BlackLine, Inc. (76,775) (3,719,749)
Box, Inc., Class A (185,225) (4,897,349)
Confluent, Inc., Class A (15,416) (455,234)
CSG Systems International, Inc. (51,000) (2,099,670)
DigitalOcean Holdings, Inc. (9,384) (326,094)
Dropbox, Inc., Class A (70,406) (1,582,023)
Envestnet, Inc. (83,156) (5,204,734)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2024 (Unaudited)
Common Stocks - Short - (37.10)% - continued Shares Fair Value
Fastly, Inc., Class A (13,164) $ (97,019)
Global Payments, Inc. (22,140) (2,140,938)
GoPro, Inc., Class A (25,000) (35,500)
Impinj, Inc. (60,300) (9,453,231)
Infinera Corp. (881,694) (5,369,516)
InterDigital, Inc. (74,900) (8,730,344)
Lumentum Holdings, Inc. (38,402) (1,955,430)
Mitek Systems, Inc. (98,000) (1,095,640)
MKS Instruments, Inc. (48,300) (6,307,014)
ON Semiconductor Corp. (41,000) (2,810,550)
PagerDuty, Inc. (240,432) (5,513,106)
Progress Software Corp. (145,712) (7,906,333)
PROS Holdings, Inc. (141,310) (4,048,532)
Q2 Holdings, Inc. (23,507) (1,418,177)
Rapid7, Inc. (17,396) (752,029)
Semtech Corp. (140,000) (4,183,200)
Veeco Instruments, Inc. (214,000) (9,995,939)
Verint Systems, Inc. (24,600) (792,120)
Veritone, Inc. (80,696) (182,373)
Vertex, Inc., Class A (50,126) (1,807,042)
Vishay Intertechnology, Inc. (218,765) (4,878,460)
Wolfspeed, Inc. (29,142) (663,272)
Workiva, Inc., Class A (91,617) (6,687,125)
(117,963,232)
Utilities - (0.64)%
Ormat Technologies, Inc. (85,072) (6,099,662)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $373,117,390) (353,140,999)
TOTAL SECURITIES SOLD SHORT - (37.10) %
(Proceeds Received $373,117,390 ) (353,140,999)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
June 30, 2024 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Depreciation
SHORT CONTRACTS
5 Year US Treasury Note Future (200) October 2024 $ (21,315,625) $ (125,521)

Absolute Flexible Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Convertible Bonds — 86.54%
Principal
Amount Fair Value
Communications — 7.34%
Magnite, Inc., 0.25%, 3/15/2026 $ 1,000,000 $ 912,528
Upwork, Inc., 0.25%, 8/15/2026 1,250,000 1,115,108
2,027,636
Health Care — 17.63%
Accuray, Inc., 3.75%, 6/1/2026 1,000,000 897,104
CONMED Corp., 2.25%, 6/15/2027
(a)
1,000,000 895,513
Exact Sciences Corp., 0.38%, 3/15/2027 1,000,000 871,574
Inotiv, Inc., 3.25%, 10/15/2027 500,000 196,099
PetIQ, Inc., 4.00%, 6/1/2026 1,000,000 1,067,218
Repligen Corp., 1.00%, 12/15/2028
(a)
1,000,000 944,996
4,872,504
Industrials — 13.33%
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 815,000 747,766
Itron, Inc., 3.53%, 3/15/2026 1,250,000 1,261,875
John Bean Technologies Corp., 0.25%, 5/15/2026 1,000,000 920,600
Xometry, Inc., 1.00%, 2/1/2027 1,000,000 752,471
3,682,712
Real Estate — 1.51%
Redfin Corp., 0.50%, 4/1/2027 750,000 417,316
Technology — 46.73%
Bentley Systems, Inc., 0.38%, 7/1/2027 1,324,000 1,188,952
BlackLine, Inc., 1.00%, 6/1/2029
(a)
1,000,000 974,000
Confluent, Inc., 5.86%, 1/15/2027 1,077,000 932,682
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026 1,000,000 847,500
Dropbox, Inc., 0.65%, 3/1/2026 1,000,000 936,000
Fastly, Inc., 6.14%, 3/15/2026 593,000 538,147
GoPro, Inc., 1.25%, 11/15/2025 400,000 374,000
IMAX Corp., 0.50%, 4/1/2026 1,250,000 1,169,500
Infinera Corp., 2.50%, 3/1/2027 1,250,000 1,279,991
Lumentum Holdings, Inc., 0.50%, 12/15/2026 1,000,000 905,595
PagerDuty, Inc., 1.50%, 10/15/2028
(a)
1,000,000 1,078,979
Q2 Holdings, Inc., 0.13%, 11/15/2025 1,000,000 939,669
Rapid7, Inc., 0.25%, 3/15/2027 956,000 859,080
Workiva, Inc., 1.25%, 8/15/2028
(a)
1,000,000 889,000
12,913,095
TOTAL CONVERTIBLE BONDS
    (Cost $23,978,338) 23,913,263
Money Market Funds - 14.71% Shares
First American Treasury Obligations Fund, Class X, 5.21%
(b)
4,065,382 4,065,382
TOTAL MONEY MARKET FUNDS
    (Cost $4,065,382) 4,065,382
Total Investments — 101.25%
    (Cost $28,043,720) 27,978,645

Absolute Flexible Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Liabilities in Excess of Other Assets  —  (1.25)% $ (344,828)
Net Assets — 100.00% $ 27,633,817
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Rate disclosed is the seven day effective yield as of June 30, 2024.

Absolute Flexible Fund
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)
Common Stocks - Short - (12.12) % Shares Fair Value
Communications - (0.78)%
IMAX Corp. (11,085) $ (185,895)
Upwork, Inc. (2,838) (30,509)
(216,404)
Health Care - (2.62)%
Accuray, Inc. (43,375) (78,943)
CONMED Corp. (2,000) (138,640)
Inotiv, Inc. (1,200) (1,992)
PetIQ, Inc., Class A (11,400) (251,484)
Repligen Corp. (2,000) (252,120)
(723,179)
Industrials - (2.03)%
Itron, Inc. (3,000) (296,880)
John Bean Technologies Corp. (2,283) (216,817)
Xometry, Inc. (4,000) (46,240)
(559,937)
Technology - (6.69)%
Bentley Systems, Inc., Class B (3,000) (148,080)
BlackLine, Inc. (7,271) (352,279)
Confluent, Inc., Class A (1,100) (32,483)
DigitalOcean Holdings, Inc. (550) (19,113)
Dropbox, Inc., Class A (7,230) (162,458)
Fastly, Inc., Class A (500) (3,685)
Infinera Corp. (51,794) (315,425)
Lumentum Holdings, Inc. (1,500) (76,380)
PagerDuty, Inc. (20,000) (458,600)
Q2 Holdings, Inc. (800) (48,264)
Rapid7, Inc. (2,000) (86,460)
Workiva, Inc., Class A (2,000) (145,980)
(1,849,207)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,417,267) (3,348,727)
TOTAL SECURITIES SOLD SHORT - (12.12) %
(Proceeds Received $3,417,267 ) (3,348,727)